Deferred Income Tax and income Tax Expense - Schedule of deferred tax assets and liabilities that are not recognized (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences	₩ 3,998,062	₩ 4,157,796
Taxable temporary differences	816,323	862,102
Investment in subsidiaries, associates, and joint ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences	3,501,353	3,799,037
Taxable temporary differences	720,071	859,471
Unused tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences	296,436	212,283
Unused Tax credit
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences	3,337	5,071
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences	196,936	141,405
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Taxable temporary differences	₩ 96,252	₩ 2,631